INVESTMENTS (Details) ¥ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	May 31, 2016	Dec. 31, 2015 USD ($)
INVESTMENTS [Line Items]
Investment in Cold Chain Link Global (Shanghai) Logistic Co., Ltd (“CCLG”)	$ 720,150
Less: accumulated impairment
Cost Method Investments	720,150
Cost Method Investments, Original Cost	720,150
CCLG [Member]
INVESTMENTS [Line Items]
Investment in Cold Chain Link Global (Shanghai) Logistic Co., Ltd (“CCLG”)	720,000	¥ 5
Business Acquisition, Percentage of Voting Interests Acquired			10.00%
Cost Method Investments, Original Cost	$ 720,000	¥ 5